DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2016
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 10:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item representing the ineffective portion of the derivative, if any, is recognized in financial income (expense) in the period of change.

The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel ("NIS") and Indian Rupee (INR) payroll and benefit payments as well as facilities related payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured in fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income (loss) and reclassified as payroll expenses or finance expenses, respectively, at the time that the hedged income/expense is recorded.

	Notional amount		Fair value
	December 31,		December 31,
	2016	2015	2016	2015
Level 2:
Option contracts to hedge payroll expenses ILS	$43,600	$110,000	$107	$(566)
Option contracts to hedge payroll expenses INR	12,000	-	4	-
Option contracts to hedge facilities expenses ILS	-	5,018	-	1
Forward contracts to hedge payroll expenses ILS	52,000	-	(212)	-
Forward contracts to hedge facility expenses ILS	2,549	-	10	-

	$110,149	$115,018	$(91)	$(565)

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. As of December 31, 2016, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2016 and 2015 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2016	2015
Derivative assets:
Foreign exchange option contracts	Other receivables and prepaid expenses	$111	$1
Foreign exchange forward contracts	Other receivables and prepaid expenses	10	-

Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	$-	$(566)
Foreign exchange forward contracts	Accrued expenses and other liabilities	(212)	-

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2016, 2015 and 2014 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2016	2015	2014
Derivatives in foreign exchange cash flow hedging relationships:
Foreign exchange forward contracts	$202	-	-
Foreign exchange option contracts	$(802)	$954	$6,770

	$(600)	$954	$6,770

Derivatives in foreign exchange cash flow hedging relationships:

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2016	2015	2014
Option contracts	Cost of revenues, operating expenses and discontinued operations	$(132)	$4,010	$1,552

		$(132)	$4,010	$1,552